Share-based Payments - Measurement of fair values (Details) € / shares in Units, € in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Nov. 30, 2022 EUR (€) shares	Jun. 30, 2023 EUR (€) Options Y € / shares shares	Jun. 30, 2022 EUR (€) € / shares Options shares	Jun. 30, 2023 USD ($) Options shares	Nov. 30, 2022 USD ($)	Dec. 31, 2021 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key managements remuneration | €			€ 5,487	€ 10,705
Expense recognized | €			14,517	11,608
Amount transferred | €			€ 1,117	990
Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period (in years)			10 years 2 months 12 days
Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period (in years)			10 years
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total fair value of options granted | €				€ 17,483
Number of options vested | shares			355,912	1,545,389	355,912
Number of options exercisable			6,026,558	7,043,620	6,026,558
WAEP of shares vested that are exercisable			€ 0.00	€ 0.00
Expense recognized | €			€ 3,684	€ 5,225
Price per share			€ 1.09	€ 3.77
General population and executives - standard ESOP | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option	€ 0.00		€ 0	€ 0.00			€ 0.00
Number of options granted			0	5,714
Weighted average exercise price of the option			€ 1
Conversion rate			2857.00%
General population and executives - standard ESOP | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option			€ 0.00	€ 0.00
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			0.12
Weighted average exercise price for all option	0.12		€ 0.12	€ 0.12			0.12
Weighted average remaining contractual life			1 year 4 months 24 days	4 months 24 days
Number of options granted | Options			1,790,000	2,782,000
Weighted average exercise price of the option			€ 0.92	€ 2.32
Expense recognized | €			€ 2,312	€ 1,728
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option	6.94		€ 5.85	€ 7.85			7.90
Number of options vested | shares			79,795	159,995	79,795
Weighted average remaining contractual life			10 years 10 months 24 days	11 years 10 months 24 days
Number of options granted | Options			0	0
Number of options exercisable | Options			308,917	0	308,917
Expense recognized | €			€ 504	€ 1,705
Fair value option per share			€ 0.00
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option	0.12		€ 0.12	€ 0.12			0.12
Weighted average remaining contractual life			10 months 24 days	1 year 8 months 12 days
Expense recognized | €			€ 1,845	€ 1,676
Fair value option per share			€ 0.99	€ 2.95
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option	7.94		€ 7.94	€ 7.93			8.15
Weighted average remaining contractual life			9 years	9 years 6 months
Number of options granted | Options			0	1,006,000
Number of options exercisable | Options			0	0	0
Expense recognized | €			€ 1,058	€ (919)
Weighted average fair value of options granted			1.12
Weighted average timing period (in years) | Y			3.3
Executives - Performance-based stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			€ 9.39
Expected volatility (%)			109.90%
Executives - Performance-based stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			€ 9.55
Expected volatility (%)			111.40%
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option	€ 4.07		€ 4.07	€ 6.50			€ 7.25
Weighted average remaining contractual life			9 years	9 years 10 months 24 days
Number of options granted | Options				768,817
Number of options exercisable | Options			1,709,000	568,000	1,709,000
Weighted average exercise price of the option			€ 3.62	€ 0.00
Expense recognized | €			€ 553	€ 3,463
Weighted average fair value of options granted			1.57	0.00
Weighted average timing period (in years) | Y			9.9
Executives - Time-based stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)				121.90%
Executives - Time-based stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)			124.10%
Executives - Joint Stock Ownership plan (JSOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | €				€ (2,718)
Executives - Joint Stock Ownership plan (JSOP) | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | Options			0
JSOP liability | €	€ 0
Amount of liabilities settled | €	€ 1,003
Share-based payment - Vendors | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value for services rendered in cash | $					$ 5,000	$ 4,500
Invoiced amount			€ 4,674		5,000
Remaining part of annual subscription | $					$ 5,000
Equity-settled share-based payment | €			3,304	0
Expense recognized | €		€ 4,558	€ 4,561	€ 0
Share-based payment - Vendors | Equity-settled options | Other capital reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount transferred | €		€ 372
Share-based payment - Vendors | Equity-settled options | Class A shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued for services rendered | shares		3,101,523	4,672,897
Number of shares issued | shares		3,101,523
Executive bonuses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment | €			€ 225
Maximum warrants to be issued | shares			6,200,000		6,200,000
Executive bonuses | Class A shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued to purchase shares | shares			1,800,000		1,800,000